Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Vessel Operating Expenses
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
Vessels’ Operating Expenses	2023	2024	2025
Crew wages and related costs	32,676,466	30,263,863	32,278,624
Insurance	1,939,328	1,751,050	1,781,784
Repairs and maintenance	5,480,702	5,649,933	6,876,339
Spares and consumable stores	8,048,657	7,280,809	8,265,573
Miscellaneous expenses	4,972,345	4,890,484	4,711,560

Total	53,117,498	49,836,139	53,913,880